Document and Entity Information	Mar. 30, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 30, 2020
Registrant Name	MAINSTAY FUNDS TRUST
Entity Central Index Key	0001469192
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 30, 2020
Document Effective Date	Mar. 30, 2020
Prospectus Date	Mar. 30, 2020
MainStay Cushing Energy Income Fund | Class R6
Prospectus:
Trading Symbol	CRUDX
MainStay Cushing MLP Premier Fund | Class R6
Prospectus:
Trading Symbol	CSHDX
MainStay Cushing Renaissance Advantage Fund | Class R6
Prospectus:
Trading Symbol	CRZDX